Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Inventories

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Finished goods	$12,628,314	$9,885,674	$322,850
Work in process	8,821,890	5,974,884	195,130
Raw materials	61,672,903	39,583,038	1,292,718
Supplies	3,344,968	3,128,957	102,187
Raw materials and supplies in transit	869,400	1,033,635	33,757

	$87,337,475	$59,606,188	$1,946,642